Consolidated income statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement [LineItems]
Premium income	€ 13,192	€ 13,731	[1]	€ 14,105	[1]
Investment income	5,613	4,893	[1]	5,087	[1]
Fee and commission income	2,525	2,454	[1]	2,122	[1]
Other revenues	1	13	[1]	4	[1]
Total revenues	21,331	21,091	[1]	21,318	[1]
Income from reinsurance ceded	3,009	4,263	[1]	4,066	[1]
Results from financial transactions	(35,132)	24,715	[1]	17,961	[1]
Other income	378	49	[1]	62	[1]
Total income	(10,415)	50,119	[1]	43,407	[1]
Premiums paid to reinsurers	2,189	3,418	[1]	2,640	[1]
Policyholder claims and benefits	(16,680)	40,097	[1]	35,865	[1]
Profit sharing and rebates	7	8	[1]	8	[1]
Commissions and expenses	5,458	5,286	[1]	5,253	[1]
Impairment charges / (reversals)	68	16	[1]	284	[1]
Interest charges and related fees	329	246	[1]	405	[1]
Other charges	(5)	101	[1]	104	[1]
Total charges	(8,634)	49,172	[1]	44,561	[1]
Result before share in profit / (loss) of joint ventures, associates and tax	(1,781)	947	[1]	(1,154)	[1]
Share in profit / (loss) of joint ventures	249	232	[1]	166	[1]
Share in profit / (loss) of associates	(11)	(15)	[1]	31	[1]
Result before tax from continuing operations	(1,543)	1,164	[1]	(958)	[1]
Income tax (expense) / benefit	518	(95)	[1]	336	[1]
Net result from continuing operations	(1,025)	1,069	[1]	(622)	[1]
Net result from discontinued operations	(379)	960	[1]	487	[1]
Net result from continuing and discontinued operations	(1,404)	2,029	[1]	(135)	[1]
Net result attributable to:
Owners of Aegon N.V.	(1,433)	1,980	[1]	(146)	[1]
Non-controlling interests	€ 29	€ 50	[1]	€ 11	[1]
Earnings per share (EUR per share)
Basic earnings per common share	€ (0.73)	€ 0.94	[1]	€ (0.09)	[1]
Diluted earnings per common share	(0.73)	0.94	[1]	(0.09)	[1]
Basic earnings per common share from continuing operations	(0.54)	0.48	[1]	(0.33)	[1]
Diluted earnings per common share from continuing operations	€ (0.54)	€ 0.48	[1]	€ (0.33)	[1]
Owners of Aegon N.V	€ (1,433)	€ 1,980	[1]	€ (146)	[1]
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common share	€ (0.02)	€ 0.02	[1]	€ 0	[1]
Diluted earnings per common share	(0.02)	0.02	[1]	0	[1]
Basic earnings per common share from continuing operations	(0.01)	0.01	[1]	(0.01)	[1]
Diluted earnings per common share from continuing operations	€ (0.01)	€ 0.01	[1]	€ (0.01)	[1]
Aegon N.V [member]
Statement [LineItems]
Investment income	€ 21	€ 13
Total revenues	21	13
Results from financial transactions	(30)	3
Total income	(9)	16
Commissions and expenses	68	80
Interest charges and related fees	127	129
Total charges	196	210
Result before tax from continuing operations	(204)	(193)
Income tax (expense) / benefit	47	54
Net result from continuing operations	(1,433)	1,980
Net result from continuing and discontinued operations	(158)	(139)		€ (146)
Net result attributable to:
Owners of Aegon N.V.	(1,433)	1,980		(146)
Net result group companies	(1,275)	2,119		0
Earnings per share (EUR per share)
Owners of Aegon N.V	€ (1,433)	€ 1,980		€ (146)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.